Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.29%	0.95%
Effect of tax-free investment income	(1.35%)
Effect of uncertain tax positions	0.25%	(0.48%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.60%)	0.72%
Effect of reversal of deferred tax asset allowance	(0.78%)
Effect of nondeductible accumulative losses		1.68%
Effect of others	1.07%	0.85%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Total	23.88%	28.72%